Customers Represented More Than 10% of Total Accounts Receivable (Detail) (Total accounts receivable [Member])	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Concentration risk, percentage	23.00%	12.00%	25.00%
Customera [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%	12.00%	15.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%		10.00%